Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
Although we have not adopted a formal policy pertaining to the timing of stock option grants, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information that are likely to result in changes to the price of our common stock. Similarly, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Beginning in 2025, the Compensation Committee expects to generally approve the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers, in the first four months of each fiscal year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
While we do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information about our Company, the SEC has adopted Item 402(x) of Regulation S-K, which requires companies to disclose certain information in the event stock options were granted within four business days before or one business day after the filing of a 10-Q or 10-K, or the filing or furnishing of an 8-K that discloses material nonpublic information. During the fiscal year ended December 31, 2025, we did not grant any stock options within four business days before or one business day after the filing of a 10-Q or 10-K, or the filing or furnishing of an 8-K that discloses material nonpublic information.

Award Timing Method	Beginning in 2025, the Compensation Committee expects to generally approve the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers, in the first four months of each fiscal year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we have not adopted a formal policy pertaining to the timing of stock option grants, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information that are likely to result in changes to the price of our common stock.
MNPI Disclosure Timed for Compensation Value	false